UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22352
                                                     ---------

              Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                Boston, MA 02111
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                    c/o Bank of America Capital Advisors LLC
                              One Financial Center
                                Boston, MA 02111
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-772-3672
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2010
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


              Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
                       Schedule of Investments (unaudited)
                                  June 30, 2010

The registrant invests substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the "Company"). The registrant owned 99.48% of the Company's members' capital at June 30, 2010. The registrant has included the Company's Schedule of Investments as of June 30, 2010, below. The Company's Schedule of Investments was also filed on Form N-Q with the Securities and Exchange Commission.

                                                                                                       FIRST
                                       FIRST                                  % OF     % OWNERSHIP   AVAILABLE
                                    ACQUISITION                   FAIR      MEMBERS'  OF PORTFOLIO  REDEMPTION
PORTFOLIO FUNDS*                        DATE         COST        VALUE**     CAPITAL     FUND***     DATE ****  LIQUIDITY*****
----------------------------------  -----------  -----------  ------------  --------  ------------  ----------  ---------------
DISTRESSED
   Anchorage Capital Partners,                                                                                     Annually -
      L.P. (a)                        8/1/2006   $15,615,000  $ 20,496,594    4.31%       0.84%         N/A       Bi-annually
   Anchorage Short Credit Fund,
      L.P.                            7/1/2007     2,768,079     1,747,507    0.37%       1.30%         N/A         Monthly
   Blackstone Real Estate Special
      Situations Fund, L.P. (a)       9/1/2008        75,891        94,916    0.02%       0.56%         N/A           (1)
   Blue Mountain Credit
      Alternatives Fund, L.P.         8/1/2007     7,021,359     9,369,297    1.97%       4.69%         N/A        Quarterly
   Fortress Value Recovery Fund,
      L.P. (b)                        1/1/2006     4,300,000       970,409    0.20%       0.35%         N/A           (2)
   GCP II SPV II                      4/1/2009        19,860        44,035    0.01%       2.11%         N/A           (3)
   Greywolf Capital Partners
      II, L.P. (a)                    9/1/2007       123,050       129,264    0.03%       0.04%         N/A           (1)
   GSO Liquidity Partners, L.P.       3/1/2008     1,605,710     1,319,883    0.28%       1.21%         N/A           (4)
   Harbinger Capital Partners
      Special Situations
      Fund, L.P. (a)                  7/1/2007    10,745,000     7,399,438    1.55%       0.90%         N/A           (5)
   Highland Crusader Fund, L.P.
      Liquidating                    12/1/2008     3,465,642     3,370,007    0.71%       1.75%         N/A           (2)
   King Street Capital, L.P. (a)      1/1/2003    16,505,100    21,459,514    4.51%       0.40%         (6)        Quarterly
   Marathon Distressed Subprime
      Fund, L.P.                      1/1/2008     5,190,684     5,941,580    1.25%       2.69%         N/A     Every 18 months
                                                                                                                  Annually -
   Redwood Domestic Fund, L.P. (a)    1/1/2003    11,735,420    17,909,545    3.76%       1.51%         N/A       Bi-annually
   Silver Point Capital Fund,
      L.P. (a)                        1/1/2003    12,576,949    15,497,908    3.26%       0.74%         (7)        Annually
   TCW Special Mortgage Credit
      Fund II, L.P.                  10/1/2008     7,198,804     9,802,843    2.06%       1.99%         N/A           (4)
                                                  ----------   -----------   -----
TOTAL DISTRESSED                                  98,946,548   115,552,740   24.29%
                                                  ----------   -----------   -----
EVENT DRIVEN
   Elliott Associates, L.P.           1/1/2003    13,900,000    20,983,490    4.41%       0.32%         (8)      Semi-annually
   Level Global L.P.                  7/1/2009    15,457,801    15,138,391    3.18%       1.70%         N/A        Quarterly
   Magnetar Capital II Fund, L.P.     1/1/2010    12,379,990    11,075,218    2.33%       3.39%     9/30/2010     Quarterly
   Magnetar Capital, L.P. (a)         7/1/2007     1,245,010     1,091,965    0.23%       0.80%         N/A           (1)
   Owl Creek II, L.P.                 4/1/2010     9,700,000     8,674,483    1.82%       0.69%         N/A        Quarterly
   Perry Partners, L.P. (a)           1/1/2003    18,429,091    21,722,399    4.57%       1.34%         (9)        Quarterly
   Seneca Capital, L.P. (a)           1/1/2003    13,384,682    12,631,739    2.66%       4.18%     12/31/2010  Quarterly(10)
                                                  ----------   -----------   -----
TOTAL EVENT DRIVEN                                84,496,574    91,317,685   19.20%
                                                  ----------   -----------   -----
LONG AND/OR SHORT EQUITY
   Adelphi Europe Partners, L.P.     12/1/2005     8,682,366     9,665,692    2.03%      15.98%         N/A        Quarterly

              Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

                                                                                                      FIRST
                                       FIRST                                  % OF     % OWNERSHIP   AVAILABLE
                                    ACQUISITION                   FAIR      MEMBERS'  OF PORTFOLIO  REDEMPTION
PORTFOLIO FUNDS* (CONTINUED)            DATE         COST        VALUE**     CAPITAL     FUND***     DATE ****  LIQUIDITY*****
----------------------------------  -----------  -----------  ------------  --------  ------------  ----------  ---------------
LONG AND/OR SHORT EQUITY
      (CONTINUED)
   Black Bear Fund I, L.P.            1/1/2003   $    67,788  $    143,782    0.03%       1.42%         N/A           (3)
   Broad Peak Fund, L.P. (a)          7/1/2007    12,178,331    11,797,032    2.48%       5.93%         N/A        Quarterly
   Brookside Capital Partners
      Fund, L.P.                     10/1/2009     6,300,000     6,087,138    1.28%       0.10%     10/31/2011     Quarterly
   Cavalry Technology, L.P.           5/1/2003     6,533,606     7,713,227    1.62%       7.74%         N/A        Quarterly
   Citadel Wellington, LLC            7/1/2008       649,867       466,570    0.10%       0.02%         N/A           (11)
   Conatus Capital Partners, L.P.     1/1/2008     7,900,000     7,365,017    1.55%       0.68%         N/A        Quarterly
   Egerton Capital Partners, L.P.     7/1/2008    11,687,150    11,651,182    2.45%       2.55%         N/A        Quarterly
   Elm Ridge Capital Partners, L.P.   4/1/2003    11,965,225    14,745,053    3.10%       2.09%         N/A        Quarterly
   Empire Capital Partners
      Enhanced Fund, L.P.             1/1/2008    11,557,881    14,360,972    3.02%      15.10%         N/A        Quarterly
   Galante Partners, L.P.            10/1/2006     6,574,720     5,137,446    1.08%      10.07%         N/A        Quarterly
   Greenlight Capital Qualified,
      L.P.                            1/1/2003     1,900,000     3,153,557    0.66%       0.15%        (12)         Annually
   Impala Fund, L.P.                  1/1/2007     4,765,392     5,335,322    1.12%       1.38%         N/A        Quarterly
   Impala Transportation Fund, L.P.   1/1/2008     2,475,000     2,553,704    0.54%       2.18%         N/A        Quarterly
   Kingsford Capital Partners, L.P.   1/1/2003     5,055,626     4,808,325    1.01%       5.17%         N/A        Quarterly
   Montrica Global Opportunities
      Fund, L.P. (a)                  8/1/2007     2,346,544     1,940,714    0.41%       0.89%         N/A         Monthly
   Passport Global Strategies
      III, Ltd.                       1/1/2010       529,106       490,443    0.10%       0.07%         N/A           (3)
   Passport II, L.P.                  7/1/2008    12,835,240     9,176,959    1.93%       1.27%        (13)        Quarterly
   Scout Capital Partners II L.P.     9/1/2004     8,887,705    12,100,986    2.54%       4.32%         N/A        Quarterly
   Spring Point Contra Partners,
      L.P.                            1/1/2004     4,224,533     4,385,215    0.92%       3.37%         N/A        Quarterly
   Tremblant Partners, L.P.           1/1/2003     8,861,908     9,286,157    1.95%       3.00%         N/A         Annually
   Trian Partners, L.P.               4/1/2006    11,000,000    11,505,310    2.42%       2.20%        (14)         Annually
   Viking Global Equities, L.P.      12/1/2007     3,600,000     4,213,405    0.89%       0.11%         N/A         Monthly
                                                 -----------   -----------   -----
TOTAL LONG AND/OR SHORT EQUITY                   150,577,988   158,083,208   33.23%
                                                 -----------   -----------   -----
MULTI-ARBITRAGE
   Canyon Value Realization Fund,                                                                                  Quarterly -
      L.P. (a)                        1/1/2003    17,469,044    21,622,197    4.54%       0.93%         N/A        Annually
   HBK II Fund, L.P. (a)             11/1/2009     5,310,073     5,681,570    1.19%       1.01%         N/A        Quarterly
   MKP Opportunity Partners, L.P.     4/1/2010     9,600,000     9,569,400    2.01%       3.43%         N/A        Quarterly
   OZ Domestic Partners, L.P. (a)     1/1/2003    16,244,820    19,990,834    4.20%       1.24%        (15)        Annually
   Sandelman Partners
      Multi-Strategy Fund, L.P. (a)   7/1/2007        59,825        29,856    0.01%       0.58%         N/A           (3)
   Stark Investments, L.P. (a)        1/1/2003     9,879,541     9,406,043    1.98%       0.98%      6/30/2011     Annually
   Stark Select Asset Fund LLC        1/1/2010       469,114       470,343    0.10%       0.17%         N/A           (3)

              Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

                                                                                                           FIRST
                                          FIRST                                   % OF     % OWNERSHIP  AVAILABLE
                                       ACQUISITION                    FAIR      MEMBERS'  OF PORTFOLIO  REDEMPTION
PORTFOLIO FUNDS* (CONTINUED)               DATE         COST         VALUE**     CAPITAL     FUND***     DATE ****  LIQUIDITY*****
-------------------------------------  -----------  ------------  ------------  --------  ------------  ----------  --------------
MULTI-ARBITRAGE (CONTINUED)
   SuttonBrook Capital Partners, L.P.   12/1/2003   $  7,972,347  $  8,937,281     1.88%     13.96%         N/A         Monthly
                                                    ------------  ------------  -------
TOTAL MULTI-ARBITRAGE                                 67,004,764    75,707,524    15.91%
                                                    ------------  ------------  -------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS                $401,025,874  $440,661,157    92.63%
                                                    ------------  ------------  -------
Other Assets, Less Liabilities                                    $ 35,080,616     7.37%
                                                                  ------------  -------
MEMBERS' CAPITAL                                                  $475,741,773   100.00%
                                                                  ============  =======

The Company's investments in the Portfolio Funds shown above, representing 92.63% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors of the Company.

The Company's investments on June 30, 2010 are summarized below based on the investment strategy of each specific Portfolio Fund.

                           % OF TOTAL INVESTMENTS IN
INVESTMENT STRATEGY             PORTFOLIO FUNDS
------------------------   -------------------------
Long and/or Short Equity             35.88%
Distressed                           26.22
Event Driven                         20.72
Multi-Arbitrage                      17.18
                                    ------
TOTAL                               100.00%
                                    ======


* Non-income producing investments. The Company's investments in Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

**    See definition in Portfolio Valuation note.

*** Based on the most recently available information provided by each Portfolio Fund.

****  From original investment date.

***** Available frequency of redemptions after initial lock-up period.

              Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

N/A Initial lock-up period that has either expired prior to 6/30/2010 or the Portfolio Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.

(a) A portion or all of the Company's interest in the Portfolio Fund is held in side pockets which have restricted liquidity.

(b) Formerly known as D.B. Zwirn Special Opportunities Fund, L.P.

(1) All of the Company's remaining interest in the Portfolio Fund is held in side pockets.

(2) The Portfolio Fund is liquidating its assets and is in the process of returning capital to its limited partners. Due to the liquidation, the Portfolio Fund has suspended redemptions. The full liquidation is expected to take from two to four years.

(3) The Portfolio Fund has limited redemption rights by creating a liquidating vehicle with the intention of liquidating its assets in a reasonable manner. The Company expects to receive the majority of its interest in the Portfolio Fund by the end of 2010.

(4) Redemption not permitted during the life of the Portfolio Fund. Cash proceeds are distributed to limited partners as the Portfolio Fund's investments are realized.

(5) Portfolio Fund suspended redemptions in October 2008 after establishing a Lehman Brothers International ("Lehman") holdback reserve for potential liabilities related to Lehman's insolvency. In March 2010, the Portfolio Fund announced a restructuring plan which included an option to continue participation in the Portfolio Fund and a liquidating option. A vast majority of the Portfolio Fund's investors including the Company selected the liquidating option; as a result, the Portfolio Fund will be liquidated. Under the terms of the liquidating option, the Company expects to receive approximately 60% of its interest by 12/31/2011 with payments to be made on a quarterly basis.

(6) Approximately 17% of the fair value of the Company's non-side pocketed interest in the Portfolio Fund has a lock-up period that expires on 5/31/2011. The side pockets represent approximately 4% of the fair value of the Company's interest in the Portfolio Fund.

(7) Approximately 23% of the fair value of the Company's non-side pocketed interest in the Portfolio Fund has a lock-up period that expires on 3/31/2011. The side pockets represent approximately 11% of the fair value of the Company's interest in the Portfolio Fund.

(8) Approximately 8% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 6/30/2011.

(9) Approximately 18% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 5/31/2011.

(10) Approximately 21% of the fair value of the Company's interest in the Portfolio Fund is held in a special liquidating vehicle ("SLV") which is not available for redemption. The term of the full liquidation of the SLV is unknown.

(11) Portfolio Fund invoked 1/16th investor- level gate as per its offering documents. Under the "1/16th" gate provision, limited partners can only redeem up to 1/16th of their capital account balances in each redemption period in the case the Portfolio Fund receives redemption requests exceeding 3% of firm-wide capital. The Company expects to receive its remaining interest in the Portfolio Fund at the next available redemption date of 9/30/10.

(12) Approximately 39% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 1/31/2012.

(13) Approximately 31% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 12/31/2010.

(14) Approximately 27% of the fair value of the Company's interest in the Portfolio Fund has a lock-up period that expires on 2/28/2011, 30% has a lock-up period that expires on 4/30/2011 and 11% has a lock-up period that expires on 5/31/2011.

(15) Approximately 30% of the fair value of the Company's non-side pocketed interest in the Portfolio Fund has a lock-up period that expires on 7/31/2011. The side pockets represent approximately 10% of the fair value of the Company's interest in the Portfolio Fund.

              Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

PORTFOLIO VALUATION

The registrant records its investment in the Company at fair value. The performance of the registrant is directly affected by the performance of the Company.

The net asset value (the "NAV") of the Company is determined by, or at the direction of, Bank of America Capital Advisors LLC (the "Adviser") as of the close of business at the end of each fiscal period (as defined in the Company's Operating Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board of Directors (the "Board"). Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the Company's underlying investments (the "Portfolio Funds") subject to the oversight by the Board.

The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of the investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company's share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.

The Portfolio Funds record their investments at fair value in accordance with accounting principles generally accepted in the United States ("GAAP") or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (the "side pockets") may be subject to additional restrictions of liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances, where such a Portfolio Fund closes its operations, the Company may receive an "in-kind" distribution of a side pocket's holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of June

              Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

PORTFOLIO VALUATION (CONTINUED)

30, 2010, the Company's investments in side pockets represented 2.63% of the Company's net assets. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital. Restrictions applicable to individual Portfolio Funds are described in detail on the Company's Schedule of Investments.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Company's Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates. The Company relies upon the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated the NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information (observable
NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment's fair value measurement within the fair valuation hierarchy. Portfolio Fund investment lots that have observable market inputs (published
NAVs) and that the Company has the ability to redeem from within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

              Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

PORTFOLIO VALUATION (CONTINUED)

The Company's investments in the Portfolio Funds that have unobservable inputs and/or from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Company uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate the fair value of such Level 3 instruments.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at June 30, 2010:

                                                 Level 2        Level 3
                                               Significant    Significant    Total Fair
                                 Level 1       Observable    Unobservable     Value at
Description                   Quoted Prices      Inputs          Inputs       6/30/2010
---------------------------   -------------   ------------   -------------  ------------
Portfolio Funds
   Distressed                       $--       $ 11,116,804   $104,435,936   $115,552,740
   Event Driven                      --         23,812,874     67,504,811     91,317,685
   Long and/or Short Equity          --        104,035,546     54,047,662    158,083,208
   Multi-Arbitrage                   --         18,506,681     57,200,843     75,707,524
                                    ---       ------------   ------------   ------------
Total Portfolio Funds               $--       $157,471,905   $283,189,252   $440,661,157
                                    ---       ------------   ------------   ------------

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

The following table includes a roll-forward of the amounts for the three month period ended June 30, 2010 for the investments classified within Level 3. The Company recognizes transfers into and out of the levels at the beginning of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table. There were no transfers between Level 1 and Level
2. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

              Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

PORTFOLIO VALUATION (CONTINUED)

                                                                        NET CHANGE IN
                      BALANCE AS OF                                      UNREALIZED
                        MARCH 31,     TRANSFERS INTO   NET REALIZED    APPRECIATION /   NET PURCHASES /   BALANCE AS OF
INVESTMENT STRATEGY       2010           LEVEL 3*      GAIN / (LOSS)    DEPRECIATION        (SALES)       JUNE 30, 2010
-------------------   -------------   --------------   -------------   --------------   ---------------   -------------
Distressed             $ 94,345,126     $18,350,455     $2,261,365      $(2,250,184)      $(8,270,826)    $104,435,936
Event Driven             46,193,420      17,396,021             --          (84,630)        4,000,000       67,504,811
Long and/or Short
   Equity                59,059,525              --       (390,756)      (2,237,843)       (2,383,264)      54,047,662
Multi-Arbitrage          52,812,056              --       (161,252)        (171,762)        4,721,801       57,200,843
                       ------------     -----------     ----------      -----------       -----------     ------------
Total                  $252,410,127     $35,746,476     $1,709,357      $(4,744,419)      $(1,932,289)    $283,189,252
                       ------------     -----------     ----------      -----------       -----------     ------------


* Transfers represent investments in Portfolio Funds that were previously categorized as Level 2 investments for the year ended March 31, 2010. Due to changes in redemption terms and the Company's inability to redeem from these investments within three months of the balance sheet date, these investments are being re-categorized as Level 3 as of April 1, 2010.

Net unrealized depreciation for the period ended June 30, 2010 for Level 3 investments held by the Company as of June 30, 2010 was a decrease of $4,744,419 as shown in the table below:

     Investments in             Net change in
     Portfolio Funds       unrealized depreciation
------------------------   -----------------------
Distressed                      $(2,250,184)
Event Driven                        (84,630)
Long and/or Short Equity         (2,237,843)
Multi-Arbitrage                    (171,762)
                                -----------
Total                           $(4,744,419)
                                -----------

The Company adopted authoritative guidance that permits a reporting entity to measure fair value of an investment that does not have a readily determinable fair value, based on the NAV per share for the investment. In using the NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments. A listing of the investments held by the Company and their attributes as of June 30, 2010, that may qualify for these valuations are shown in the table below.

              Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

PORTFOLIO VALUATION (CONTINUED)

    INVESTMENT                       REDEMPTION     NOTICE
     CATEGORY        FAIR VALUE      FREQUENCY      PERIOD         REDEMPTION RESTRICTIONS AND TERMS*
-----------------   ------------   -------------   --------   --------------------------------------------
Distressed (a)      $115,552,740     Monthly -     30 - 180   0-4 years.
                                    Bi-annually      Days     Side pocket & liquidating vehicle
                                                              arrangements exist for 8%** of the
                                                              Portfolio Funds.

Event Driven (b)    $ 91,317,685    Quarterly -    60 - 90    0-1 years.
                                   Semi-annually     Days     Side pocket & liquidating vehicle
                                                              arrangements exist for 4%** of the
                                                              Portfolio Funds.


Long and/or Short   $158,083,208    Quarterly -    30 - 90    0-2 years.
Equity (c)                           Annually        Days     Side pocket & liquidating vehicle
                                                              arrangements exist for 1%** of the
                                                              Portfolio Funds.

Multi-Arbitrage     $ 75,707,524     Monthly -     30 - 90    0-1 years.
(d)                                  Annually        Days     Side pocket & liquidating vehicle
                                                              arrangements exist for 9%** of the
                                                              Portfolio Funds.


* The information summarized in the table above represents the general terms of the specific asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**   Reflects fair value of investments in each respective investment category.

The Company's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds, would generally be the NAV as provided by the Portfolio Fund or its administrator. For each of the categories below, the fair value of the Portfolio Funds has been estimated using the NAV of the Portfolio Funds.

(a) DISTRESSED SECURITIES This category includes the Portfolio Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt. As of June 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

(b) EVENT DRIVEN This category includes the Portfolio Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers. As of June 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

(c) LONG AND/OR SHORT EQUITIES This category includes the Portfolio Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued.

              Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
                 Schedule of Investments (unaudited) (continued)
                                  June 30, 2010

PORTFOLIO VALUATION (CONTINUED)

The Investment Managers typically do not attempt to neutralize the amount of long and short positions. As of June 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

(d) MULTI-ARBITRAGE This category includes the Portfolio Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference. As of June 30, 2010, the Company had no unfunded capital commitments to the Portfolio Funds within this strategy.

INCOME TAXES

The cost of the registrant's investments in the Company for federal income tax purposes is based on amounts reported to the Company by the Portfolio Funds on a Schedule K-1. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2009, and after adjustment for purchases and redemptions between December 31, 2009 and June 30, 2010, the estimated cost of the Portfolio Funds at June 30, 2010 for federal tax purposes is $418,189,874. The resulting estimated net unrealized appreciation for tax purposes on the Portfolio Funds at June 30, 2010 is $20,179,845.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Grosvenor Registered Multi-Strategy Fund (TI 1), LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, President, Treasurer and Senior
                           Vice President
                           (principal executive officer and principal financial officer)

Date                       August 30, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Steven L. Suss
                         -------------------------------------------------------
                           Steven L. Suss, President, Treasurer and Senior
                           Vice President
                           (principal executive officer and principal financial officer)

Date                       August 30, 2010
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.